Cover Page	9 Months Ended
Sep. 30, 2022
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	BETTER THERAPEUTICS, INC.
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Central Index Key	0001832415
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false